Post-Employment Benefits - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 17,588	R$ 16,520	R$ 13,633
Contributions made	R$ 71	149	60
Percentage of increase in defined benefit plans cost assumption	(4.67%)
Medical care cost [Member]
Disclosure of defined benefit plans [line items]
Percentage of increase in defined benefit plans cost assumption	8.16%
ITAU UNIBANCO HOLDING [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 12	575	452
Contribution to the retirement plans	56
ITAU UNIBANCO HOLDING [Member] | Real Estate [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 531	R$ 597	R$ 606